UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	09/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
17	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Preferred Money Market Fund for the six-month period ended September 30, 2006. During the reporting period, the fund produced an annualized yield of 5.10%, which, after taking into account the effects of compounding, resulted in an annualized effective yield of 5.22% .1

The Economy

The U.S. economy showed signs of robust expansion at the start of the reporting period, as evidenced by a 5.6% annualized U.S. GDP growth rate for the first quarter of 2006.As investors digested news of stronger economic growth, the U.S. Treasury securities yield curve began to steepen in April. Low unemployment, strong consumer confidence and brisk retail sales more than offset concerns related to a slowing housing market, raising renewed inflation concerns. In addition, energy prices surged to new record highs in advance of the summer driving season. Inflation worries continued to mount in May, and hawkish comments from members of the Federal Reserve Board (the “Fed”) sparked sharp declines in both stocks and U.S. Treasury securities. Although it was later announced that a lower-than-expected number of jobs was created during the month, the unemployment rate fell to 4.6%, stoking additional concerns that wage inflation might accelerate. Hence, the Fed’s rate hike in May, to 5%, was widely anticipated.

June saw a further shift in market sentiment, as investors became increasingly risk-averse due to intensifying inflationary pressures and new signs of potential economic weakness. U.S. and global equity markets continued to correct sharply for much of the month, and bond yields across the yield curve moved higher as investors revised upward their inflation and interest-rate expectations. Although investors widely expected the Fed’s June 29 rate hike to 5.25%, the outlook for future action became cloudier as investors alternately worried that the

2

Fed might become too aggressive, possibly triggering a recession by choking off economic growth, or too lenient, potentially allowing inflation to take firmer root in the economy. Revised estimates showed that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter.

The economy appeared to slow over the summer as U.S. housing markets softened and employment gains moderated. While there was no scheduled meeting for July, the Fed left short-term interest rates unchanged at its meeting on August 8, the first pause after more than two years of steady rate hikes. In a press release following the meeting, the Fed stated that economic growth had abated from its strong pace earlier in the year as earlier interest rate increases and higher energy prices took hold. This slowdown apparently gave the Fed reason to believe that, while inflation had been trending higher due to high resource utilization and commodity prices, the upward trend was likely to moderate.

At its meeting on September 20, the Fed again decided to leave overnight interest rates unchanged at 5.25%, citing continued moderation in economic growth. Members of the Fed acknowledged that the softening of the housing market had become more pronounced. On the inflation front, while readings on core inflation had been elevated, the Fed indicated that it expected those pressures to moderate over time as the economy slows. In fact, oil prices tumbled to around $60 per barrel, helping to put a lid on one of the main drivers of the market’s fear of runaway inflation.

A mixed employment report for September appeared to confirm that inflationary pressures were moderating, but the statistics also suggested that the U.S. economy appeared unlikely to weaken to the point of recession. Nonfarm payrolls rose by 51,000 in September, less than half the gain many analysts had expected. However, the unemployment rate declined from 4.7% to 4.6%, helping to reassure investors that the economy was probably heading for a soft landing.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Portfolio Focus

The Fed has stated that future policy actions will depend on incoming data. It remains to be seen how the housing slowdown affects overall consumer behavior. Any steep drop in consumer-driven economic activity could cause the Fed to reverse some of their last tightening steps. Conversely, while the energy markets have retreated from their recent peaks, production disruptions remain a threat. Any ensuing commodity price increases could lead to higher core inflation levels, which would necessitate an appropriate tightening response on the part of the Fed.

In this environment of higher rates for the first part of the reporting period, we maintained a fairly defensive posture for the portfolio.This allowed us to take advantage of higher rates as they became available.As the reporting period ended we did some extension of our maturities as we expect the Fed to remain on hold for the balance of 2006. Further portfolio decisions will depend on incoming economic data and the shape of the yield curve.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ .51
Ending value (after expenses)	$1,025.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ .51
Ending value (after expenses)	$1,024.57

† Expenses are equal to the fund’s annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—34.8%	Amount ($)	Value ($)

Barclays Bank PLC (Yankee)
5.34%, 11/29/06	300,000,000	300,000,000
BNP Paribas (Yankee)
5.34%—5.47%, 10/24/06—11/30/06	325,000,000	325,000,000
DEPFA BANK PLC (Yankee)
5.46%, 10/19/06	300,000,000 [a]	300,000,000
First Tennessee Bank N.A. Memphis
5.34%—5.47%, 10/18/06—12/7/06	350,000,000	350,000,000
HBOS PLC (London)
5.34%, 12/5/06	100,000,000	100,000,000
Royal Bank of Canada (Yankee)
5.30%—5.33%, 12/1/06—12/29/06	299,000,000	299,001,730
Societe Generale (Yankee)
5.33%, 11/22/06	350,000,000	350,000,000
Toronto Dominion Bank (Yankee)
5.32%, 10/11/06	300,000,000	300,000,000
UniCredito Italiano SpA (Yankee)
5.34%—5.42%, 11/3/06—12/5/06	400,000,000	400,000,000
Washington Mutual Bank
5.47%, 10/20/06	40,000,000	40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,764,001,730)		2,764,001,730

Commercial Paper—47.4%

Abbey National North America LLC
5.35%, 10/2/06	150,000,000	149,977,708
Alliance & Leicester PLC
5.35%, 11/17/06	100,000,000	99,310,667
Allied Irish Banks PLC
5.33%, 12/8/06	173,000,000	171,281,149
Amsterdam Funding Corp.
5.35%, 11/15/06	77,000,000 [a]	76,491,800

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Bank of America Corp.
5.33%, 12/8/06	77,000,000	76,234,962
Barclays U.S. Funding Corp.
5.32%, 10/10/06	50,000,000	49,934,125
Beta Finance Inc.
5.32%, 10/11/06	50,000,000 [a]	49,926,806
CAFCO LLC
5.33%—5.34%, 10/20/06—12/1/06	150,000,000 [a]	148,968,806
Canadian Imperial Bank of Commerce
5.32%, 10/10/06	90,000,000	89,881,425
Cancara Asset Securitisation Ltd.
5.36%, 11/13/06	101,411,000 [a]	100,770,223
CC (USA) Inc.
5.48%, 10/23/06	80,000,000 [a]	79,736,000
CHARTA LLC
5.34%, 11/15/06	15,000,000 [a]	14,901,187
CRC Funding LLC
5.33%—5.43%, 11/3/06—12/1/06	335,000,000 [a]	332,705,872
Crown Point Capital Co. LLC
5.47%, 10/18/06	152,069,000 [a]	151,681,224
Cullinan Finance Ltd.
5.35%, 11/14/06	26,312,000 [a]	26,142,200
Deutsche Bank Financial LLC
5.34%, 10/2/06	200,000,000	199,970,333
FCAR Owner Trust, Ser. I
5.35%, 11/14/06	300,000,000	298,064,000
Grampian Funding Ltd.
5.44%, 11/3/06	175,973,000 [a]	175,108,386
Harrier Finance Funding Ltd.
5.32%, 10/3/06	40,000,000 [a]	39,988,267
HBOS Treasury Services PLC
5.43%, 11/3/06	292,000,000	290,566,645

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

K2 (USA) LLC
5.47%, 10/20/06	100,000,000 [a]	99,715,264
Kredietbank N.A. Finance Corp.
5.32%, 10/10/06	160,000,000	159,789,200
Landesbank Baden-Wuerttemberg
5.33%, 12/7/06	200,000,000	198,042,111
Nationwide Building Society
5.32%—5.34%, 10/10/06—11/22/06	200,000,000	199,107,028
Nordea North America Inc.
5.46%, 10/19/06	134,500,000	134,137,522
Raiffeisen Zentralbank Oesterreich
5.39%, 3/14/07	100,000,000	97,606,056
Scaldis Capital Ltd.
5.47%, 10/20/06	16,000,000 [a]	15,954,442
Thames Asset Global Securitization No 1 Inc.
5.31%, 12/21/06	91,152,000 [a]	90,077,318
Toyota Motor Credit Corp.
5.33%, 11/30/06	12,000,000 [a]	11,894,800
UBS Finance Delaware LLC
5.34%, 10/2/06	150,000,000	149,977,750
Total Commercial Paper
(cost $3,777,943,276)		3,777,943,276

Corporate Notes—5.7%

Fifth Third Bancorp
5.31%, 10/23/06	200,000,000 [a,b]	200,000,000
Links Finance LLC
5.34%, 10/16/07	100,000,000 [a,b]	99,990,000
Morgan Stanley
5.35%, 10/3/06	150,000,000 [b]	150,000,000
Total Corporate Notes
(cost $449,990,000)		449,990,000

8

		Principal
Time Deposits—13.1%		Amount ($)	Value ($)

HSH Nordbank AG (Grand Cayman)
5.39%, 10/2/06		200,000,000	200,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
5.25%, 10/2/06		144,000,000	144,000,000
Natexis Banques Populaires (Grand Cayman)
5.38%, 10/2/06		200,000,000	200,000,000
Rabobank Nederland (Grand Cayman)
5.44%, 10/2/06		125,000,000	125,000,000
State Street Bank and Trust Co.,
Boston, MA (Grand Cayman)
5.33%, 10/2/06		375,000,000	375,000,000
Total Time Deposits
(cost $1,044,000,000)			1,044,000,000

Total Investments (cost $8,035,935,006)		101.0%	8,035,935,006

Liabilities, Less Cash and Receivables		(1.0%)	(82,608,194)

Net Assets		100.0%	7,953,326,812

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these
	securities amounted to $2,014,052,595 or 25.3% of net assets.
[b]	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	77.5	Asset-Backed/Securities
Asset-Backed/		Arbitrage Vehicles	2.2
Multi-Seller Programs	9.3	Brokerage Firms	1.9
Asset-Backed/Structured		Asset-Backed/Certificates-Other 1.3
Investment Vehicles	5.0	Finance	.1
Asset-Backed/Single Seller	3.7		101.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	8,035,935,006	8,035,935,006
Interest receivable		19,851,652
		8,055,786,658

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		585,209
Payable for investment securities purchased		99,990,100
Cash overdraft due to Custodian		1,884,537
		102,459,846

Net Assets ($)		7,953,326,812

Composition of Net Assets ($):
Paid-in capital		7,954,302,152
Accumulated net realized gain (loss) on investments		(975,340)

Net Assets ($)		7,953,326,812

Shares Outstanding
(unlimited number of $.001 per value shares of Beneficial interest authorized)		7,954,302,152
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
10

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment income—net, representing
net increase in net assets
resulting from operations	189,641,796	291,608,796

Dividends to Shareholders from ($):
Investment income—net	(189,641,796)	(291,608,796)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	21,294,933,618	42,303,649,611
Dividends reinvested	178,355,714	270,734,371
Cost of shares redeemed	(20,052,406,885)	(44,872,376,961)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	1,420,882,447	(2,297,992,979)
Total Increase (Decrease) in Net Assets	1,420,882,447	(2,297,992,979)

Net Assets ($):
Beginning of Period	6,532,444,365	8,830,437,344
End of Period	7,953,326,812	6,532,444,365

See notes to financial statements.
12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2006				Year Ended March 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.037	.016	.010	.017	.033
Distributions:
Dividends from
investment
income—net	(.026)	(.037)	(.016)	(.010)	(.017)	(.033)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.15[a]	3.72	1.64	1.05	1.67	3.30

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.10[a]	.10	.10	.10	.10	.10
Ratio of net investment
income to average
net assets	5.11[a]	3.62	1.59	1.04	1.65	3.23

Net Assets,
end of period
($ x 1,000) 7,953,327		6,532,444	8,830,437	10,716,974	9,584,753	9,804,771

[a] Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

14

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain can be offset by capital loss carryovers it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The fund has an unused capital loss carryover of $975,340 available to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, $23,566 of the carryover expires in fiscal 2012 and $951,774 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $585,209.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At meetings of the Board of Trustees of the Company held on July 11-12,2006,the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended May 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quintile (among the lowest expense ratios) of the Expense Group and Expense Universe.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and placed significant emphasis on comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2006, noting that the fund’s performance for the 3-, 4- and 5-year periods was the highest of the Performance Group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund. Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

18

Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, noting that economies of scale may be realized as the fund’s assets increase and considering whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
20

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 21

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
17	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund for the six-month period ended September 30, 2006. During the reporting period, the fund produced an annualized yield of 5.12%, which, after taking into account the effects of compounding, resulted in an annualized effective yield of 5.24% .1

The Economy

The U.S. economy showed signs of robust expansion at the start of the reporting period, as evidenced by a 5.6% annualized U.S. GDP growth rate for the first quarter of 2006.As investors digested news of stronger economic growth, the U.S. Treasury securities yield curve began to steepen in April. Low unemployment, strong consumer confidence and brisk retail sales more than offset concerns related to a slowing housing market, raising renewed inflation concerns. In addition, energy prices surged to new record highs in advance of the summer driving season. Inflation worries continued to mount in May, and hawkish comments from members of the Federal Reserve Board (the “Fed”) sparked sharp declines in both stocks and U.S. Treasury securities. Although it was later announced that a lower-than-expected number of jobs was created during the month, the unemployment rate fell to 4.6%, stoking additional concerns that wage inflation might accelerate. Hence, the Fed’s rate hike in May, to 5%, was widely anticipated.

June saw a further shift in market sentiment, as investors became increasingly risk-averse due to intensifying inflationary pressures and new signs of potential economic weakness. U.S. and global equity markets continued to correct sharply for much of the month, and bond yields across the yield curve moved higher as investors revised upward their inflation and interest-rate expectations. Although investors widely expected the Fed’s June 29 rate hike to 5.25%, the outlook for future action became cloudier as investors alternately worried that the

2

Fed might become too aggressive, possibly triggering a recession by choking off economic growth, or too lenient, potentially allowing inflation to take firmer root in the economy. Revised estimates showed that U.S. GDP expanded at a more moderate 2.6% annualized rate during the second quarter.

The economy appeared to slow over the summer as U.S. housing markets softened and employment gains moderated. While there was no scheduled meeting for July, the Fed left short-term interest rates unchanged at its meeting on August 8, the first pause after more than two years of steady rate hikes. In a press release following the meeting, the Fed stated that economic growth had abated from the strong pace earlier in the year as earlier interest rate increases and higher energy prices took hold. This slowdown apparently gave the Fed reason to believe that, while inflation had been trending higher due to high resource utilization and commodity prices, the upward trend was likely to moderate.

At its meeting on September 20, the Fed again decided to leave overnight interest rates unchanged at 5.25%, citing continued moderation in economic growth. Members of the Fed acknowledged that the softening of the housing market had become more pronounced. On the inflation front, while readings on core inflation had been elevated, the Fed indicated that it expected those pressures to moderate over time as the economy slowed. In fact, oil prices tumbled to around $60 per barrel, helping to put a lid on one of the main drivers of the market’s fear of runaway inflation.

A mixed employment report for September appeared to confirm that inflationary pressures were moderating, but the statistics also suggested that the U.S. economy appeared unlikely to weaken to the point of recession. Nonfarm payrolls rose by 51,000 in September, less than half the gain many analysts had expected. However, the unemployment rate declined from 4.7% to 4.6%, helping to reassure investors that the economy probably was heading for a soft landing.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Portfolio Focus

We have kept the weighted average maturity of the fund in a range we consider shorter than the industry average.We expect the Fed to remain on hold for the balance of the calendar year and short-term securities continue to provide competitive yields. Further portfolio decisions will depend on incoming economic data and the shape of the yield curve.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yield and annualized effective yield would have been 5.02%
and 5.15%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,026.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,025.07

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—7.7%	Amount ($)	Value ($)

HSH Nordbank AG (Yankee)
5.27%, 10/26/06	25,000,000 [a]	25,000,000
Lloyds TSB Bank PLC (Yankee)
5.27%, 10/26/06	25,000,000	25,000,000
Wells Fargo Bank, NA
5.27%, 10/27/06	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $75,000,000)		75,000,000

Commercial Paper—21.0%

Abbey National North America LLC
5.35%, 10/2/06	30,000,000	29,995,542
BNP Paribas Finance Inc.
5.34%, 10/2/06	30,000,000	29,995,550
Deutsche Bank Financial LLC
5.34%, 10/2/06	30,000,000	29,995,550
Northern Rock PLC
5.27%, 10/26/06	25,000,000	24,908,854
Prudential Funding LLC
5.34%, 10/2/06	30,000,000	29,995,550
Rabobank Nederland
5.37%, 10/2/06	30,000,000	29,995,525
UBS Finance Delaware LLC
5.34%, 10/2/06	30,000,000	29,995,550
Total Commercial Paper
(cost $204,882,121)		204,882,121

U.S. Government Agencies—8.4%

Federal Home Loan Bank System
4.50%—4.75%, 10/2/06
(cost $81,589,453)	81,600,000	81,589,453

Time Deposits—8.6%

Key Bank U.S.A., N.A. (Grand Cayman)
5.38%, 10/2/06	23,400,000	23,400,000

6

	Principal
Time Deposits (continued)	Amount ($)	Value ($)

Landesbank Hessen-Thueringen
Girozentrale (Grand Cayman)
5.38%, 10/2/06	30,000,000	30,000,000
Natexis Banques Populaires (Grand Cayman)
5.37%, 10/2/06	30,000,000	30,000,000
Total Time Deposits
(cost $83,400,000)		83,400,000

Repurchase Agreements—51.3%

Barclays Financial LLC
5.33%, dated 9/29/06, due 10/2/06
in the amount of $125,055,521
(fully collateralized by $130,369,000
Federal Home Loan Mortgage Corp.,
Discount Notes, 0%, due 3/5/07,
value $127,500,882)	125,000,000	125,000,000
Citigroup Global Markets Holdings Inc.
5.30%, dated 9/29/06, due 10/2/06 in
the amount of $125,055,208 (fully collateralized
by $28,364,000 Federal National Mortgage
Association, Notes, 7.125%, due 1/15/30,
value $36,340,122 and $84,180,000
Treasury Inflation Protected Securities,
1.875%, due 7/15/13,
value $91,160,810)	125,000,000	125,000,000
Goldman, Sachs & Co.
5.32%, dated 9/29/06, due 10/2/06 in
the amount of $125,055,417 (fully collateralized
by $104,705,000 Federal Home Loan Bank System,
Bonds, 0%-5.40%, due 11/20/06-7/3/18, value
$104,520,775, $11,650,000 Federal Home Loan
Bank System, Notes, 0%, due 12/28/07-1/14/15,
value $11,059,200, $6,020,000 Federal Home
Loan Mortgage Corp., Notes 5%, due 8/10/12,
value $5,965,974 and $6,000,000
Federal National Mortgage Association,
Notes, 5.25%, due 7/14/15,
value $5,958,765)	125,000,000	125,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Morgan Stanley
5.30%, dated 9/29/06, due 10/2/06
in the amount of $125,055,208
(fully collateralized by $133,985,000
Federal Home Loan Mortgage Corp.,
Discount Notes, 0%, due 9/18/07,
value $127,500,126)	125,000,000	125,000,000
Total Repurchase Agreements
(cost $500,000,000)		500,000,000

Total Investments (cost $944,871,574)	97.0%	944,871,574

Cash and Receivables (Net)	3.0%	29,373,251

Net Assets	100.0%	974,244,825

a Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, this security amounted to $25,000,000 or 2.6% of net assets.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Brokerage Firms	38.4	Insurance	3.1
Banking	31.7	Building And Construction	2.6
Finance	12.8
Government Agency	8.4		97.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including
Repurchase Agreements of $500,000,000)—Note 1(b):	944,871,574	944,871,574
Cash		29,145,890
Interest receivable		227,361
		974,244,825

Net Assets ($)		974,244,825

Composition of Net Assets ($):
Paid-in capital		974,249,235
Accumulated net realized gain (loss) on investments		(4,410)

Net Assets ($)		974,244,825

Shares Outstanding
(unlimited number of $.001 per value shares of Beneficial interest authorized)		974,249,235
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	18,010,007
Expenses:
Management fee—Note 2(a)	351,204
Less—reduction in management fee
due to undertaking—Note 2(a)	(351,204)
Net Expenses	—
Investment Income—Net, representing net increase
in net assets resulting from operations	18,010,007

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment income—net, representing net increase
in net assets resulting from operations	18,010,007	11,105,134

Dividends to Shareholders from ($):
Investment income—net	(18,010,007)	(11,105,134)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,288,155,286	5,101,210,885
Dividends reinvested	—	4,142
Cost of shares redeemed	(2,982,485,233)	(4,787,480,085)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	305,670,053	313,734,942
Total Increase (Decrease) in Net Assets	305,670,053	313,734,942

Net Assets ($):
Beginning of Period	668,574,772	354,839,830
End of Period	974,244,825	668,574,772

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2006			Year Ended March 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.037	.017	.011	.016	.030
Distributions:
Dividends from
investment income—net	(.026)	(.037)	(.017)	(.011)	(.016)	(.030)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.19[a]	3.75	1.69	1.07	1.59	3.08

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10[a]	.10	.10	.10	.10	.10
Ratio of net expenses
to average net assets	—	—	—	—	.00[b]	.10
Ratio of net investment income
to average net assets	5.13[a]	3.65	1.80	1.07	1.45	2.96

Net Assets, end of period
($ x 1,000)	974,245	668,575	354,840	223,169	232,377	106

[a] Annualized.
[b] Amount represents less than .01%.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2006, 100% of the funds outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the

14

extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The fund has an unused capital loss carryover of $4,410 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, $3,783 of the carryover expires in fiscal 2011 and $627 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee.The Manager had undertaken from April 1, 2006 through September 30, 2006 to waive its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $351,204 during the period ended September 30, 2006.This waiver was voluntary, not contractual and can be terminated at any time.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At meetings of the Board of Trustees of the Company held on July 11-12,2006,the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended May 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quintile (and was the lowest expense ratio) of the Expense Group and Expense Universe. The Board considered that the Manager had voluntarily waived its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time, and that, absent the undertaking, the fund’s expense ratio would continue to be the lowest of the Expense Group.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and placed significant emphasis on comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2006, and noted that the fund’s performance for each of the reported periods was the highest of the Performance Group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences, from the Manager’s

18

perspective, in providing services to the Similar Funds as compared to the fund. Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, noting that economies of scale may be realized as the fund’s assets increase and considering whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

potential benefits to the Manager from acting as investment adviser to the fund, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided. The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information (including the Manager’s voluntary undertaking that may be terminated at any time),costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
20

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 21

For More Information

Dreyfus Institutional Preferred	Transfer Agent &
Plus Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)